Income Taxes - Summary of Reconciliation Between The Company's Income Tax Expense and Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate				$ (13,960)	$ 0
Partnership income (federal) not subject to tax to the Company				(8,307)	0
State taxes (net of federal benefit)				828	0
Nondeductible Compensation				26,406	0
Other				(411)	0
Provision for income taxes	$ 3,833		$ 0	$ 4,556	$ 0
Effective income tax rate	29.20%	6.85%	0.00%	(6.85%)